Selling and Administrative Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Summary of Selling and Administrative Expenses
Details of selling and administrative expenses for the six months ended June 30, 2024, and 2023, are as follows:

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Salaries	2,920,145	1,141,405
Sundry allowances	52,576	57,297
Severance benefit	143,531	99,964
Employee benefits	205,711	132,452
Travel expenses	147,128	176,755
Entertainment expenses	18,732	30,181
Communication expenses	6,974	8,259
Utilities	2,260	3,218
Electricity	32,736	24,449
Taxes and dues	48,098	56,518
Depreciation	135,228	147,364
Rent	175,754	182,295
Repairing cost	7,580	8,072
Insurance	723,853	19,396
Vehicle maintenance	4,862	7,283
Research and development expenses	109,496	142,249
Transportation	20,273	69,286
Training	77	797
Publication expenses	12,183	5,551
Office supplies	2,205	8,977
Consumable supplies	32,300	21,599
Commission	1,755,129	584,228
Professional fee	6,882,034	574,749
Advertisement expense	95,540	179,088
Bad debt expenses	2,085,905	—
Product warranty expense	10,719	4,198
Miscellaneous expense	716	6,581
Amortization	4,323	877,499
Employee share compensation Cost	442,621	411,384

Total	16,078,689	4,981,094

Details of selling and administrative expenses for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Salaries	2,348,048	2,124,171	2,712,236
Sundry allowances	110,106	91,199	79,529
Miscellaneous salaries	—	9,288	11,894
Severance benefit	198,097	158,813	228,936
Employee benefits	276,654	252,445	241,410
Travel expenses	314,736	268,660	209,412
Entertainment expenses	75,260	37,393	34,537

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Communication expenses	22,156	14,593	17,502
Utilities	7,285	18,398	9,626
Electricity	64,427	52,249	46,764
Taxes and dues	120,438	121,199	274,993
Depreciation	303,608	411,596	479,139
Rent	363,459	195,134	71,008
Repairing cost	10,939	106,354	6,755
Insurance	212,261	27,816	33,332
Vehicle maintenance	11,313	4,574	10,797
Research and development expenses	750,309	300,486	927,206
Transportation	183,664	308,279	156,697
Training	828	12	2,240
Publication expenses	17,772	17,819	10,934
Packing charge	—	—	8,568
Office supplies	26,475	26,043	12,496
Consumable supplies	37,747	39,790	25,353
Commission	1,093,270	484,107	514,879
Professional fee	1,907,205	1,358,068	3,191,779
Advertisement expense	349,661	225,067	70,549
Export expense	—	—	7,149
Bad debt expenses	2,427,642	46,005	15,586,247
Product warranty expense	29,637	5,503	33,573
Miscellaneous expense	7,788	19,116	20,370
Amortization	1,750,177	1,412,799	1,046,403
Employee share compensation Cost	2,532,821	687,888	277,638
Safety	—	2,755	3,844

Total	15,553,783	8,827,619	26,363,795